Derivative Financial Instruments - Schedule of derivative financial instruments (Details) - Interest rate risk $ in Millions	Jun. 30, 2026 USD ($)
Interest Rate Swap Contract - 3.3960% Fixed Rate Termination Date June 2028
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 406
Fixed interest rate , derivatives (in percent)	0.033960
Interest Rate Swap Contract - 3.4885% Fixed Rate Termination Date June 2028
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 406
Fixed interest rate , derivatives (in percent)	0.034885
Interest Rate Swap Contract - 3.3625% Fixed Rate Termination Date June 2028
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 406
Fixed interest rate , derivatives (in percent)	0.033625
Interest Rate Swap Contract - 3.3355% Fixed Rate Termination Date June 2028
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 406
Fixed interest rate , derivatives (in percent)	0.033355